SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
SUPPLEMENTAL CASH FLOW INFORMATION [Abstract]
Supplemental Cash Flow Information
Non-cash investing and financing activities for the years ended December 31, 2023, 2022 and 2021 are presented below:

	2023	2022	2021
Unpaid acquisition of PPE	7,104,214	5,751,534	5,779,850
Principal payment of financial lease (1)	2,683,976	2,807,421	3,624,542
(1)	Cancelled through compensation with trade receivables with the creditor. See Note 13.